COMMITMENTS - Forward Purchase Agreement (Details) - USD ($)		9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 05, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Number of shares per warrant		1	1	1
Exercise price of warrant		$ 11.50	$ 11.50	$ 11.50
Contingent fees			$ 1,522,000	$ 1,522,000
Class A ordinary shares
Commitments And Contingencies [Line Items]
Aggregate purchase price		$ 517,500,000	$ 517,500,000	$ 517,500,000
Cannae Holdings Inc | Warrants
Commitments And Contingencies [Line Items]
Warrants to be purchased pursuant to agreements	2,500,000
Number of shares per warrant	1
Exercise price of warrant	$ 11.50
Cannae Holdings Inc | Class A ordinary shares
Commitments And Contingencies [Line Items]
Shares to be purchased pursuant to agreements	7,500,000
Aggregate purchase price	$ 75,000,000	$ 200,000,000
Share price per share	$ 10.00
Percentage of issued and outstanding shares held by initial stockholders	20.00%